Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Mr. Anthony So, Director
Commissions and/or Consultancy Fees	$ 643	$ 643	$ 643
Mr. Kim Wah Chung, Director
Commissions and/or Consultancy Fees	171	171	170
Mr. Woo-Ping Fok, Director
Commissions and/or Consultancy Fees	0	0	0
Mr. Andrew So, Director, Chief Executive Officer
Commissions and/or Consultancy Fees	265	249	259
Mr. Henry Schlueter, Director and Assistant Secretary
Commissions and/or Consultancy Fees	60	60	60
Mr. Albert So, Director, Chief Financial Officer and Secretary
Commissions and/or Consultancy Fees	$ 162	$ 152	$ 162